Investment Objectives and Goals	Feb. 28, 2026
Pacer American Energy Infrastructure ETF
Prospectus [Line Items]
Risk/Return [Heading]	Pacer American Energy Infrastructure ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The Pacer American Energy Infrastructure ETF (the “Fund”) is an exchange traded fund (“ETF”) that seeks to track the performance, before fees and expenses, of the American Energy Infrastructure Index (the “Index”).

Pacer BlueStar Digital Entertainment ETF
Prospectus [Line Items]
Risk/Return [Heading]	Pacer BlueStar Digital Entertainment ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The Pacer BlueStar Digital Entertainment ETF (the “Fund”) employs a “passive management” (or indexing) investment approach designed to track the total return performance, before fees and expenses, of the BlueStar Global Online Gambling, Video Gaming, and eSports Index (the “Index”).

Pacer BlueStar Engineering the Future ETF
Prospectus [Line Items]
Risk/Return [Heading]	Pacer BlueStar Engineering the Future ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Pacer BlueStar Engineering the Future ETF (the “Fund”) employs a “passive management” (or indexing) investment approach designed to track the total return performance, before fees and expenses, of the BlueStar Robotics and 3D Printing Index (the “Index”).
Pacer Cash COWZ 100-Nasdaq 100 Rotator ETF
Prospectus [Line Items]
Risk/Return [Heading]	Pacer Cash COWZ 100-Nasdaq 100 Rotator ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The Pacer Cash COWZ 100-Nasdaq 100 Rotator ETF (the “Fund”) is an exchange traded fund (“ETF”) that seeks to track the total return performance, before fees and expenses, of the Pacer COWZ NDX Rotator Index (the “Index”).

Pacer Developed Markets Cash Cows Growth Leaders ETF
Prospectus [Line Items]
Risk/Return [Heading]	Pacer Developed Markets Cash Cows Growth Leaders ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The Pacer Developed Markets Cash Cows Growth Leaders ETF (the “Fund”) is an exchange traded fund (“ETF”) that seeks to track the performance, before fees and expenses, of the Pacer Developed Markets Cash Cows Growth Leaders Index (the “Index”).

Pacer Metaurus Nasdaq-100 Dividend Multiplier 600 ETF
Prospectus [Line Items]
Risk/Return [Heading]	Pacer Metaurus Nasdaq-100 Dividend Multiplier 600 ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The Pacer Metaurus Nasdaq-100 Dividend Multiplier 600 ETF (the “Fund”) employs a “passive management” (or indexing) investment approach designed to track the total return performance, before fees and expenses, of the Metaurus Nasdaq-100 Dividend Multiplier Total Return Index - Series 600 (the “Index”).

Pacer Metaurus US Large Cap Dividend Multiplier 400 ETF
Prospectus [Line Items]
Risk/Return [Heading]	Pacer Metaurus US Large Cap Dividend Multiplier 400 ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The Pacer Metaurus US Large Cap Dividend Multiplier 400 ETF (the “Fund”) is an exchange traded fund (“ETF”) that seeks to track the total return performance, before fees and expenses, of the Metaurus US Large Cap Dividend Multiplier Index – Series 400 (the “Index”).

Pacer PE/VC ETF
Prospectus [Line Items]
Risk/Return [Heading]	Pacer PE/VC ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The Pacer PE/VC ETF (the “Fund”) employs a “passive management” (or indexing) investment approach designed to track the total return performance, before fees and expenses, of the FTSE PE/VC Index (the “Index”).

Pacer S&P 500 Quality FCF Aristocrats ETF
Prospectus [Line Items]
Risk/Return [Heading]	Pacer S&P 500 Quality FCF Aristocrats ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The Pacer S&P 500 Quality FCF Aristocrats ETF (the “Fund”) is an exchange traded fund (“ETF”) that seeks to track the total return performance, before fees and expenses, of the S&P 500 Quality FCF Aristocrats Index (the “Index”).

Pacer S&P MidCap 400 Quality FCF Aristocrats ETF
Prospectus [Line Items]
Risk/Return [Heading]	Pacer S&P MidCap 400 Quality FCF Aristocrats ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The Pacer S&P MidCap 400 Quality FCF Aristocrats ETF (the “Fund”) is an exchange traded fund (“ETF”) that seeks to track the total return performance, before fees and expenses, of the S&P MidCap 400 Quality FCF Aristocrats Index (the “Index”).

Pacer S&P SmallCap 600 Quality FCF Aristocrats ETF
Prospectus [Line Items]
Risk/Return [Heading]	Pacer S&P SmallCap 600 Quality FCF Aristocrats ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The Pacer S&P SmallCap 600 Quality FCF Aristocrats ETF (the “Fund”) is an exchange traded fund (“ETF”) that seeks to track the total return performance, before fees and expenses, of the S&P SmallCap 600 Quality FCF Aristocrats Index (the “Index”).

Pacer Solactive Whitney Future of Warfare ETF
Prospectus [Line Items]
Risk/Return [Heading]	Pacer Solactive Whitney Future of Warfare ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Pacer Solactive Whitney Future of Warfare ETF (the “Fund”) employs a “passive management” (or indexing) investment approach designed to track the total return performance, before fees and expenses, of the Solactive Whitney Future of Warfare Index (the “Index”).
Pacer US Cash Cows Bond ETF
Prospectus [Line Items]
Risk/Return [Heading]	Pacer US Cash Cows Bond ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The Pacer US Cash Cows Bond ETF (the “Fund”) employs a “passive management” (or indexing) investment approach designed to track the total return performance, before fees and expenses, of the Solactive Pacer US Cash Cows Bond Index (the “Index”).

Pacer Swan SOS Conservative (January) ETF
Prospectus [Line Items]
Risk/Return [Heading]	Pacer Swan SOS Conservative (January) ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The Pacer Swan SOS Conservative (January) ETF (the “Fund”) seeks to provide investors with returns that, before fees and expenses of the Fund, match those of the SPDR® S&P 500® ETF Trust (the “Underlying ETF”) up to a predetermined upside cap of 11.97% (before fees and expenses of the Fund) and 11.36% (after fees and expenses of the Fund), while providing a buffer against Underlying ETF losses between 5% and 30% over the period from January 2, 2026 to December 31, 2026.

Pacer Swan SOS Conservative (April) ETF
Prospectus [Line Items]
Risk/Return [Heading]	Pacer Swan SOS Conservative (April) ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The Pacer Swan SOS Conservative (April) ETF (the “Fund”) seeks to provide investors with returns that, before fees and expenses of the Fund, match those of the SPDR® S&P 500® ETF Trust (the “Underlying ETF”) up to a predetermined upside cap of 12.89% (before fees and expenses of the Fund) and 12.29% (after fees and expenses of the Fund), while providing a buffer against Underlying ETF losses between 5% and 30% over the period from April 1, 2025 to March 31, 2026.

Pacer Swan SOS Conservative (July) ETF
Prospectus [Line Items]
Risk/Return [Heading]	Pacer Swan SOS Conservative (July) ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The Pacer Swan SOS Conservative (July) ETF (the “Fund”) seeks to provide investors with returns that, before fees and expenses of the Fund, match those of the SPDR® S&P 500® ETF Trust (the “Underlying ETF”) up to a predetermined upside cap of 12.23% (before fees and expenses of the Fund) and 11.62% (after fees and expenses of the Fund), while providing a buffer against Underlying ETF losses between 5% and 30% over the period from July 1, 2025 to June 30, 2026.

Pacer Swan SOS Conservative (October) ETF
Prospectus [Line Items]
Risk/Return [Heading]	Pacer Swan SOS Conservative (October) ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The Pacer Swan SOS Conservative (October) ETF (the “Fund”) seeks to provide investors with returns that, before fees and expenses of the Fund, match those of the SPDR® S&P 500® ETF Trust (the “Underlying ETF”) up to a predetermined upside cap of 11.61% (before fees and expenses of the Fund) and 11.00% (after fees and expenses of the Fund), while providing a buffer against Underlying ETF losses between 5% and 30% over the period from October 1, 2025 to September 30, 2026.

Pacer Swan SOS Moderate (January) ETF
Prospectus [Line Items]
Risk/Return [Heading]	Pacer Swan SOS Moderate (January) ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The Pacer Swan SOS Moderate (January) ETF (the “Fund”) seeks to provide investors with returns that, before fees and expenses of the Fund, match those of the SPDR® S&P 500® ETF Trust (“the Underlying ETF”) up to a predetermined upside cap of 12.15% (before fees and expenses of the Fund) and 11.54% (after fees and expenses of the Fund), while providing a buffer against the first 15% of Underlying ETF losses, over the period from January 2, 2026 to December 31, 2026.

Pacer Swan SOS Moderate (April) ETF
Prospectus [Line Items]
Risk/Return [Heading]	Pacer Swan SOS Moderate (April) ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The Pacer Swan SOS Moderate (April) ETF (the “Fund”) seeks to provide investors with returns that, before fees and expenses of the Fund, match those of the SPDR® S&P 500® ETF Trust (“the Underlying ETF”) up to a predetermined upside cap of 12.47% (before fees and expenses of the Fund) and 11.87% (after fees and expenses of the Fund), while providing a buffer against the first 15% of Underlying ETF losses, over the period from April 1, 2025 to March 31, 2026.

Pacer Swan SOS Moderate (July) ETF
Prospectus [Line Items]
Risk/Return [Heading]	Pacer Swan SOS Moderate (July) ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The Pacer Swan SOS Moderate (July) ETF (the “Fund”) seeks to provide investors with returns that, before fees and expenses of the Fund, match those of the SPDR® S&P 500® ETF Trust (“the Underlying ETF”) up to a predetermined upside cap of 12.20% (before fees and expenses of the Fund) and 11.59% (after fees and expenses of the Fund), while providing a buffer against the first 15% of Underlying ETF losses, over the period from July 1, 2025 to June 30, 2026.

Pacer Swan SOS Moderate (October) ETF
Prospectus [Line Items]
Risk/Return [Heading]	Pacer Swan SOS Moderate (October) ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The Pacer Swan SOS Moderate (October) ETF (the “Fund”) seeks to provide investors with returns that, before fees and expenses of the Fund, match those of the SPDR® S&P 500® ETF Trust (“the Underlying ETF”) up to a predetermined upside cap of 11.84% (before fees and expenses of the Fund) and 11.24% (after fees and expenses of the Fund), while providing a buffer against the first 15% of Underlying ETF losses, over the period from October 1, 2025 to September 30, 2026.

Pacer Swan SOS Flex (January) ETF
Prospectus [Line Items]
Risk/Return [Heading]	Pacer Swan SOS Flex (January) ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The Pacer Swan SOS Flex (January) ETF (the “Fund”) seeks to provide investors with returns that match those of the SPDR® S&P 500® ETF Trust (the “Underlying ETF”) up to a predetermined upside cap of 14.30% (before fees and expenses of the Fund) and 13.69% (after fees and expenses of the Fund), while providing a buffer against the first 20% of Underlying ETF losses with the benefits of such buffer declining from 20% to 0% for Underlying ETF losses between 20% and 40%, over the period from January 2, 2026 to December 31, 2026.

Pacer Swan SOS Flex (April) ETF
Prospectus [Line Items]
Risk/Return [Heading]	Pacer Swan SOS Flex (April) ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The Pacer Swan SOS Flex (April) ETF (the “Fund”) seeks to provide investors with returns that match those of the SPDR® S&P 500® ETF Trust (the “Underlying ETF”) up to a predetermined upside cap of 13.95% (before fees and expenses of the Fund) and 13.35% (after fees and expenses of the Fund), while providing a buffer against the first 20% of Underlying ETF losses with the benefits of such buffer declining from 20% to 0% for Underlying ETF losses between 20% and 40%, over the period from April 1, 2025 to March 31, 2026.

Pacer Swan SOS Flex (July) ETF
Prospectus [Line Items]
Risk/Return [Heading]	Pacer Swan SOS Flex (July) ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The Pacer Swan SOS Flex (July) ETF (the “Fund”) seeks to provide investors with returns that match those of the SPDR® S&P 500® ETF Trust (the “Underlying ETF”) up to a predetermined upside cap of 14.10% (before fees and expenses of the Fund) and 13.49% (after fees and expenses of the Fund), while providing a buffer against the first 20% of Underlying ETF losses with the benefits of such buffer declining from 20% to 0% for Underlying ETF losses between 20% and 40%, over the period from July 1, 2025 to June 30, 2026.

Pacer Swan SOS Flex (October) ETF
Prospectus [Line Items]
Risk/Return [Heading]	Pacer Swan SOS Flex (October) ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The Pacer Swan SOS Flex (October) ETF (the “Fund”) seeks to provide investors with returns that match those of the SPDR® S&P 500® ETF Trust (the “Underlying ETF”) up to a predetermined upside cap of 13.73% (before fees and expenses of the Fund) and 13.12% (after fees and expenses of the Fund), while providing a buffer against the first 20% of Underlying ETF losses with the benefits of such buffer declining from 20% to 0% for Underlying ETF losses between 20% and 40%, over the period from October 1, 2025 to September 30, 2026.

Pacer Swan SOS Fund of Funds ETF
Prospectus [Line Items]
Risk/Return [Heading]	Pacer Swan SOS Fund of Funds ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Pacer Swan SOS Fund of Funds ETF (the “Fund”) seeks capital appreciation with downside protection.